Property, Plant and Equipment - Summary of Oil and Natural Gas Property Costs Not Being Amortized (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Capitalized Costs Of Unproved Properties Excluded From Amortization [Line Items]
Acquisition	$ 23,871
Exploration	48,131
Total unproved properties, not subject to amortization	72,002
2017
Capitalized Costs Of Unproved Properties Excluded From Amortization [Line Items]
Exploration	27,137
Total unproved properties, not subject to amortization	27,137
2016
Capitalized Costs Of Unproved Properties Excluded From Amortization [Line Items]
Acquisition	3,845
Exploration	7,174
Total unproved properties, not subject to amortization	11,019
2015
Capitalized Costs Of Unproved Properties Excluded From Amortization [Line Items]
Acquisition	4,089
Exploration	2,621
Total unproved properties, not subject to amortization	6,710
2014 and Prior
Capitalized Costs Of Unproved Properties Excluded From Amortization [Line Items]
Acquisition	15,937
Exploration	11,199
Total unproved properties, not subject to amortization	$ 27,136